Notes on the Consolidated Statements of Operations and Comprehensive Loss - Deferred tax assets and liabilities were recognized (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Statement [Abstract]
Net deferred tax assets	€ 15,767	€ 10,482
Net deferred tax liabilities	€ 3,054	€ 1,132